Summary Of Significant Accounting Policies (Schedule Of Selling Commissions And Platform Fees) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	$ 3,055,561		$ 3,366,979
Platform Fees	40,283		56,360
Total Selling Commissions and Platform Fees	3,095,844		3,423,339
U.S. Feeder [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	3,023,015		3,332,891
Platform Fees	40,283		56,360
Total Selling Commissions and Platform Fees	3,063,298		3,389,251
Cayman Feeder [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	32,546	[1]	34,088	[1]
Total Selling Commissions and Platform Fees	$ 32,546	[1]	$ 34,088	[1]

[1]	For the year ended December 31, 2013, and the period from March 1, 2012 through December 31, 2012